Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net income	$ 58.8	$ 134.6	$ 150.7
(Income) loss from discontinued operations, net of income taxes	(1.0)	6.7	6.3
Income from continuing operations	57.8	141.3	157.0
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	139.6	130.9	119.8
Share-based compensation	16.2	10.7	10.3
Deferred income taxes	(9.0)	9.0	36.4
Other non-cash items	10.3	(10.7)	(11.4)
Changes in assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	(181.2)	(6.8)	0.7
Inventories	27.7	(62.8)	12.2
Accounts payable	7.2	(8.3)	4.6
Income taxes	60.7	79.4	36.0
Accrued and other liabilities	22.6	(38.7)	(3.5)
Other	(16.0)	11.8	8.1
Net cash provided by operating activities	135.9	255.8	370.2
Cash Flows From Investing Activities:
Capital expenditures	(147.9)	(144.2)	(120.4)
Acquisition, net of cash acquired	(88.1)	0	0
Purchase of product rights	0	(13.2)	0
Other	1.3	5.2	7.8
Net cash (used in) investing activities	(234.7)	(152.2)	(112.6)
Cash Flows From Financing Activities:
Issuance of external debt	898.1	0	0
Repayment of capital leases	(1.3)	(1.3)	(1.3)
Debt financing costs	(12.0)	0	0
Excess tax benefit from share-based compensation	3.4	1.7	1.8
Net transfers to parent	(515.9)	(104.0)	(258.1)
Proceeds from exercise of share options	0.6	0	0
Other	0.1	0	0
Net cash provided by (used in) financing activities	373.0	(103.6)	(257.6)
Effect of currency rate changes on cash	1.3	0	0
Net increase in cash and cash equivalents	275.5	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	275.5	0	0
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest, net	0.8	0.6	0.6
Cash paid for income taxes, net	$ 15.0	$ 4.9	$ 11.6